Average Annual Total Returns - Thrivent Core Low Volatility Equity Fund	None 1 Year	None Since Inception	None (after taxes on distributions) 1 Year	None (after taxes on distributions) Since Inception	None (after taxes on distributions and redemptions) 1 Year	None (after taxes on distributions and redemptions) Since Inception	MSCI USA Minimum Volatility Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) 1 Year	MSCI USA Minimum Volatility Index - USD Net Returns(reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.92%	12.81%	7.18%	11.42%	4.85%	9.54%	5.09%	11.43%